UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  July 28 2003

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $117,791




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3425 78265.00 SH       SOLE                 78265.00
ALCOA INC                      COM              013817101     2427 95178.00 SH       SOLE                 95178.00
AMERICAN INTL GROUP            COM              026874107     3548 64296.00 SH       SOLE                 64296.00
APPLIED MATERIALS INC.         COM              038222105     2444 154270.00SH       SOLE                154270.00
BB&T CORP.                     COM              054937107     3694 107705.00SH       SOLE                107705.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     1878 124710.00SH       SOLE                124710.00
CHEESECAKE FACTORY             COM              163072101     3046 84985.00 SH       SOLE                 84985.00
CINTAS CORP.                   COM              172908105     2977 84020.00 SH       SOLE                 84020.00
CISCO SYSTEMS                  COM              17275R102     3118 185695.00SH       SOLE                185695.00
DANAHER CORP                   COM              235851102     3294 48410.00 SH       SOLE                 48410.00
DOVER CORP.                    COM              260003108     2842 94875.00 SH       SOLE                 94875.00
EGL INC.                       COM              268484102     3292 216570.00SH       SOLE                216570.00
EMERSON ELECTRIC               COM              291011104     2689 52615.00 SH       SOLE                 52615.00
EXPEDITORS INTL                COM              302130109     3964 115040.00SH       SOLE                115040.00
EXXON-MOBIL                    COM              30231G102     3659 101887.00SH       SOLE                101887.00
GENERAL ELECTRIC               COM              369604103      388 13520.00 SH       SOLE                 13520.00
GOLDMAN SACHS GROUP INC        COM              38141G104     2971 35479.00 SH       SOLE                 35479.00
HARMONIC INC.                  COM              413160102      970 238395.00SH       SOLE                238395.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     3828 213870.00SH       SOLE                213870.00
HEWLETT-PACKARD                COM              428236103     2771 130109.39SH       SOLE                130109.39
ILLINOIS TOOL WORKS            COM              452308109     3760 57099.00 SH       SOLE                 57099.00
INTEL                          COM              458140100     3036 145880.00SH       SOLE                145880.00
KEYCORP                        COM              493267108      382 15111.00 SH       SOLE                 15111.00
LEGGETT & PLATT                COM              524660107     2853 139170.00SH       SOLE                139170.00
MERCK                          COM              589331107      375  6196.04 SH       SOLE                  6196.04
MICROSOFT                      COM              594918104     3579 139591.00SH       SOLE                139591.00
MOTOROLA                       COM              620076109     1738 184303.75SH       SOLE                184303.75
NORTEL NETWORKS CORP           COM              656568102     1072 396895.00SH       SOLE                396895.00
OMNICOM GROUP                  COM              681919106     3066 42765.00 SH       SOLE                 42765.00
PEPSICO                        COM              713448108     3675 82591.00 SH       SOLE                 82591.00
PFIZER                         COM              717081103     4014 117526.00SH       SOLE                117526.00
PROCTER & GAMBLE               COM              742718109     3548 39788.00 SH       SOLE                 39788.00
ROYAL DUTCH PETROLEUM          COM              780257804     3039 65182.00 SH       SOLE                 65182.00
SBC COMMUNICATIONS             COM              78387G103     1985 77688.00 SH       SOLE                 77688.00
SCHERING-PLOUGH                COM              806605101     2056 110546.00SH       SOLE                110546.00
SCHWAB (CHARLES) CORP          COM              808513105     2264 224345.00SH       SOLE                224345.00
SOVEREIGN BANCORP              COM              845905108     3601 230100.00SH       SOLE                230100.00
SUNGARD DATA SYSTEMS           COM              867363103     3374 130235.00SH       SOLE                130235.00
TELETECH HOLDINGS INC          COM              879939106     1356 352220.00SH       SOLE                352220.00
TELLABS, INC.                  COM              879664100     1631 248555.00SH       SOLE                248555.00
TIDEWATER INC.                 COM              886423102     2500 85132.00 SH       SOLE                 85132.00
WALGREEN                       COM              931422109      247  8211.00 SH       SOLE                  8211.00
WATSON PHARMACEUTICALS         COM              942683103     4044 100166.00SH       SOLE                100166.00
WELLS FARGO COMPANY            COM              949746101     3371 66885.00 SH       SOLE                 66885.00